Nature of Operations and Basis of Presentation	4 Months Ended	12 Months Ended
	Apr. 21, 2014	Dec. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation
Nature of Operations and Basis of Presentation
Nature of Operations
Zoe’s Kitchen, Inc. (the "Company," "Zoës," "we" or "us"), primarily develops and operates fast-casual restaurants serving a distinct menu of freshly prepared Mediterranean-inspired dishes. As of April 21, 2014, we operated 109 Company-owned restaurants and six franchise restaurants in 15 states across the United States. We have determined that we have one operating and reportable segment. All of our revenues are derived in the United States. All or our assets are located in the United States.
On April 16, 2014, we completed an initial public offering (the "IPO") of 6,708,332 shares of common stock at a price to the public of $15.00 per share, which included 874,999 shares sold to the underwriters pursuant to their over-allotment option. All share and per share data have been retroactively restated in the accompanying financial statements to give effect to a 125,614.14:1 stock split, which became effective on April 14, 2014. After underwriter discounts and commissions and offering expenses, we received net proceeds from the offering of approximately $91.0 million. A portion of these proceeds were used to repay all of the outstanding borrowings under our Credit Facility (as defined herein, see Note 5).
Interim Financial Statements
The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles and practices of the United States of America ("GAAP") for interim financial information. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement of the results for interim periods have been included.
Certain information and footnote disclosures normally included in audited consolidated financial statements presented in accordance with GAAP have been condensed or omitted pursuant to rules and regulations of the Securities and Exchange Commission (the "SEC"). Due to the seasonality of our business, results for any interim financial period are not necessarily indicative of the results that may be achieved for a full fiscal year. In addition, quarterly results of operations may be impacted by the timing and amount of sales and costs associated with the opening of new restaurants. These interim unaudited consolidated financial statements do not represent complete financial statements and should be read in conjunction with our annual financial statements for the year ended December 30, 2013, included in the Company's final prospectus filed on April 14, 2014.
Comprehensive Income (Loss)
Comprehensive income (loss) the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss is the same as net loss for all periods presented. Therefore, a separate statement of comprehensive loss is not included in the accompanying consolidated financial statements.
Principles of Consolidation
The consolidated financial statements include the accounts of Zoe’s Kitchen, Inc. and its wholly owned subsidiaries, Zoe’s Kitchen USA, LLC and Soho Franchising, LLC. All intercompany accounts and transactions have been eliminated in consolidation. The consolidated financial statements presented herein reflect our financial position, results of operations, cash flows and changes in equity in conformity with GAAP.
Fiscal Year
We operate on a 52- or 53-week fiscal year that ends on the last Monday of the calendar year. Fiscal years ended December 29, 2014 and December 30, 2013 consist of 52 weeks. Our first fiscal quarter consists of 16 weeks, and each of our second, third and fourth fiscal quarters consists of 12 weeks, except for a 53-week year when the fourth quarter has 13 weeks.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions, such as valuation of long-lived, definite and indefinite-lived assets, estimated useful lives of assets, the reasonably assured lease terms of operating leases, the construction costs of leases where the Company is considered the owner during and after the construction period, allowance for doubtful accounts, the fair value of equity-based compensation, and deferred tax valuation allowances, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations
Zoe's Kitchen, Inc. ("the Company"), incorporated in the State of Delaware on October 24, 2007, entered into a Membership Interest Purchase Agreement with the members of Zoe's Kitchen USA, LLC (the "Acquired Company"), on October 31, 2007, to acquire 100% of the issued and outstanding membership interests of the Acquired Company (the "2007 Purchase"). Currently, the Company is a wholly owned subsidiary of Zoe's Investors, LLC ("Zoe's Investors"). In connection with the application of purchase accounting, the Company recorded goodwill on our financial statements of approximately $21.2 million and other identifiable intangibles of approximately $10.9 million at the date of the acquisition.
The Company primarily develops and operates fast-casual restaurants through our subsidiaries. As of December 30, 2013 and December 31, 2012 we operated 94 and 67 Company-owned restaurants, respectively.
In addition to our Company-owned restaurants, we grant licenses (franchises) to qualified franchisees to construct and operate Zoës Kitchen restaurants within specified protected areas throughout the United States. As of December 30, 2013 and December 31, 2012, there were eight franchised restaurants. The licensing agreements grant franchisees the right to use the Zoës Kitchen service mark and our comprehensive system ("the System") for the development and operation of Zoës Kitchen. The System includes our trade name, building design and layouts, equipment, ingredients, recipes and other specifications for authorized food products, methods of control, and certain operational and business standards and policies pursuant to the franchise agreement. In consideration for the granting of these licenses, we receive initial franchise fees for each Zoës Kitchen location opened and, in addition, receive monthly royalties based on the gross revenues generated per restaurant.
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Zoe's Kitchen USA, LLC and Soho Franchising, LLC. All intercompany accounts and transactions have been eliminated in consolidation. The consolidated financial statements presented herein reflect our financial position, results of operations, cash flows and changes in equity in conformity with accounting principles generally accepted in the United States or "GAAP." Certain amounts in 2012 have been reclassified to conform to 2013 presentation.
Revision
In 2013, we identified an adjustment to the December 31, 2012 balance sheet relating to our asset retirement obligation. To correct for this we have revised the December 31, 2012 balance sheet to move $0.01 million from accrued expenses and other to other long-term liabilities.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions, such as valuation of long-lived, definite and indefinite-lived assets, estimated useful lives of assets, the reasonably assured lease terms of operating leases, the construction costs of leases where the Company is considered the owner during and after the construction period, allowance for doubtful accounts, the fair value of equity-based compensation, and deferred tax valuation allowances, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Fiscal Year
We operate on a 52- or 53-week fiscal year that ends on the last Monday of the calendar year. All fiscal years presented herein consist of 52 weeks, with the exception of the fiscal year ended December 31, 2012, which consists of 53 weeks.
Net Loss per Share
Basic net loss per share is calculated by dividing net loss by the weighted average shares outstanding during the period, without consideration of common stock equivalents. Diluted net loss per share is calculated by adjusting weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method. See Note 14 for discussion of stock split.
Segment Information
We have determined that we have one operating segment, and therefore one reportable segment. Our chief operating decision maker ("CODM") is our Chief Executive Officer; our CODM reviews financial performance and allocates resources at a consolidated level on a recurring basis. All of our revenues are derived in the United States of America. All of our assets are located in the United States of America.
Revenue Recognition — Restaurant Sales
We recognize restaurant sales when food and beverage products are sold. Restaurant sales are reported net of sales tax collected from customers.
Gift Cards
Revenues from the sale of gift cards are deferred and recognized when redeemed. Deferred gift card revenue is included in accrued liabilities in our consolidated balance sheets. Our gift cards do not have an expiration date and we do not deduct non-usage fees from outstanding gift card balances. We recognize gift card breakage revenue by applying our estimate of the rate of gift card breakage over the estimated period of redemption. These estimates are based on our historical redemptions. We recognize breakage revenues exclusive of amounts subject to state unclaimed property laws.
Prior to the fourth quarter 2013, we were subject to future escheat exposures and we had not accumulated enough historical redemption data to make an estimate for gift card breakage. We did not recognize any revenue from gift card breakage during the years ended December 31, 2012 and December 26, 2011. We recorded $0.3 million of gift card breakage revenue in restaurant sales in the fourth quarter of 2013 which includes breakage income related to gift cards sold since 2008. Fees paid to a third party administering our gift card program were $0.2 million during 2013.
Franchise Fee and Royalty Accounting
We recognize franchise fee revenues when substantial performance of all franchisor obligations has been achieved. Substantial performance is achieved when the following conditions have been met: 1) we have no remaining obligation or intent to refund any cash or to forgive any unpaid notes or receivables from franchisees; 2) we have performed substantially all of the initial services required by the license agreement; and 3) we have met all other material conditions or obligations. The commencement of operations by the franchisee indicates substantial performance has occurred. If substantial performance of our obligations has not been completed, recognition as revenue of such amounts received is deferred until all material services or conditions have been satisfied by us. In addition, monthly royalties are recognized as revenue when earned. As of December 30, 2013 and December 31, 2012, accounts receivable included approximately $0.06 million and $0.09 million, respectively, of amounts due from franchisees for monthly royalties.
Cash and Cash Equivalents
We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
During the year, cash balances may exceed the federally insured limits at the banks where we maintain our deposits. We do not believe we are exposed to any significant credit risk on cash and cash equivalents.
Accounts Receivable
Trade accounts receivable, net of allowance for doubtful accounts consists primarily of receivables from catering on-account sales, credit card sales receivables and royalty fee receivables. Other accounts receivable consists primarily of tenant allowances due from landlords. Management determines the allowance for doubtful accounts based on historical losses and current economic conditions. On a continuing basis, management analyzes delinquent receivables, and once these receivables are determined to be uncollectible, they are written off either against an existing allowance account or as a direct charge to the consolidated statement of operations. The table below shows the changes in our allowance for doubtful accounts balance:

	2013	2012	2011
Beginning allowance	$8,586	$974	$2,170
Bad debt expense	11,041	12,539	4,616
Write offs	(6,895)	(4,927)	(5,812)
Ending allowance	$12,732	$8,586	$974

Inventory
Inventory consists primarily of food, beverage, and paper products. All inventories are recorded at the lower of cost, as determined on a first-in, first-out (FIFO) method, or market.
Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation. Expenditures for improvements and renewals that extend the useful lives are capitalized. Upon sale, retirement, or other disposition of these assets, the costs and related accumulated depreciation are removed from the respective accounts and any gain or loss on the disposition is included in our consolidated statement of operations. Maintenance and repair costs are expensed as incurred. Depreciation is calculated using the straight-line method based on the following estimated lives:

Building under deemed landlord financing	39 years
Leasehold improvements	7 - 20 years
Furniture and fixtures	7 years
Automotive equipment	4 - 5 years
Computer equipment	3 - 5 years
Machinery and equipment	5 years

Leasehold improvements are depreciated over the shorter of the lease term, of the respective leases, or the estimated useful life of the asset.
Goodwill
Goodwill represents the excess of the cost of the business acquired over the fair value of its net assets at the date of acquisition. We account for goodwill under Accounting Standards Codification ("ASC") 350, Intangibles — Goodwill and Other, which requires that goodwill and indefinite lived intangible assets are not amortized but tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. For purposes of applying ASC 350, we have identified a single reporting unit, as that term is defined in ASC 350, to which goodwill is attributable.
We performed our annual impairment testing of goodwill as of the last day of the fiscal year. The fair value of our reporting unit was estimated primarily using the expected present value of future cash flows, using estimates, judgments and assumptions that management believes were appropriate in the circumstances.
Trade Name
A trade name is considered to be an important element associated with the sales appeal of certain products and services. The trade name distinguishes goods and services from competitors, indicates the source of the goods and services, and serves as an indication of the quality of the product. Our trade name consists of various protected words, symbols, and designs that help identify our products and services such as the "Zoës Kitchen" trademark capitalized in connection with the 2007 Purchase. This capitalized cost is being amortized on a straight-line basis over an estimated useful life of 20 years.
Franchise Agreements
The fair value of the then existing franchise agreements was capitalized in connection with the 2007 Purchase. The capitalized amount is amortized on a straight-line basis over the estimated useful life of 19 years.
On November 1, 2013, we executed a letter of intent to purchase two franchise restaurants in Mobile, Alabama and Destin, Florida from one of our franchisees. As a result, we recognized $0.2 million of accelerated amortization expense as of December 30, 2013 due to a shorter remaining expected useful life of these franchise agreements.
We acquired three restaurants in Houston, Texas from one of our franchisees in December 2011. A franchise agreement intangible asset had been recorded in connection with the 2007 Purchase for one of the restaurants. We wrote off the franchise agreement intangible asset related to the restaurant in the amount of $0.2 million as a component of the bargain purchase gain associated with the franchise acquisition. See Notes 2 and 5.
Favorable Leases
A leasehold interest represents the future lease obligations under the in-place contractual lease terms that are either above or below market value. The value of acquired leases that were determined to be favorable to market rents as of the 2007 Purchase was capitalized and is being amortized on a straight-line basis over the remaining lease term from the date of acquisition, approximately seven years.
Reacquired Rights
Reacquired rights intangible assets arise from our 2012 acquisition of three South Carolina franchise restaurants and our 2011 acquisition of three Houston, Texas franchise restaurants. We are amortizing these reacquired rights on a straight-line basis over the remaining terms of the original franchise agreements, which ranged from five to nine years for the South Carolina franchise restaurants and five to seven years for the Houston franchise restaurants.
Impairment of Long-Lived Assets
We evaluate impairment of long-lived assets whenever events or changes in circumstances indicate that the net carrying amounts may not be recoverable. We compare estimated undiscounted cash flows from operating activities to the carrying value of related assets for the individual restaurants. If the sum of the estimated undiscounted cash flows is less than the carrying value, an impairment loss would be recognized for the difference between the carrying value and the estimated fair value of the assets based on the discounted future cash flows of the assets using a rate that approximates our weighted average cost of capital.
We recognized no impairment losses during the years ended December 30, 2013, December 31, 2012 and December 26, 2011.
Deferred Initial Public Offering Costs
Deferred initial public offering costs, which primarily consist of direct, incremental legal and accounting fees relating to the initial public offering ("IPO"), are capitalized within other long-term assets. The deferred issuance costs will be offset against IPO proceeds upon the consummation of the offering. In the event the offering is terminated, deferred offering costs will be expensed. We have incurred $1.0 million in IPO costs as of December 30, 2013.
Unearned Franchise Fees
Amounts received from the sales of franchise licenses are deferred until all material contractual services or conditions relating to the sale of the franchise licenses have been substantially performed by us. The commencement of operations by the franchisee is presumed to be the earliest point at which substantial performance has occurred, unless it can be demonstrated that substantial performance of all franchisor obligations has occurred before that time. Unearned franchise fee activity consisted of the following:

December 26, 2011	$230,000
Fees Collected	40,000
Fees Earned	(80,000)
Fees Repaid (See Note 2)	(150,000)
December 31, 2012	$40,000
Fees Collected	—
Fees Earned	—
December 30, 2013	$40,000

Loan Costs
Loan costs are amortized on a straight-line basis over the remaining life of the debt as a component of interest expense. GAAP requires that the effective yield method be used to amortize loan financing costs; however, the effect of using the straight-line method is not materially different from the results that would have been obtained under the effective yield method. At December 30, 2013 and December 31, 2012 loan costs were $1.0 million and $1.0 million, net of accumulated amortization of $0.7 million, and $0.5 million, respectively.
Sales Taxes
Sales taxes are imposed by state, county, and city governmental authorities, collected from customers and remitted to the appropriate governmental agency. Our accounting policy is to record the sales taxes collected as a liability on our books and then remove the liability when the sales tax is remitted. There is no impact on the consolidated statement of operations as restaurant sales are recorded net of sales tax.

Deferred Rent
Certain leases contain annual escalation clauses based on fixed escalation terms. The excess of cumulative rent expense (recognized on the straight-line basis) over cumulative rent payments made on leases with fixed escalation terms is recognized as deferred rent liability in the accompanying balance sheets. Also included in deferred rent are tenant improvements that we commonly negotiate when opening new restaurants to help fund build-out costs. These costs typically include general construction to alter the layout of the restaurant and leasehold improvements. When we are the beneficiary of each of the improvements, we capitalize the assets and record a deferred liability for the amount of cash received from the landlord, which is amortized on a straight-line basis over the lease term as defined below. If the landlord is deemed to be the owner of leasehold improvements purchased with such allowances, neither an asset nor a liability is recorded by us. The amortization of the deferred liability related to these tenant improvements is recorded as a reduction of rent expense. Tenant improvement allowances, net of amortization, totaled $4.0 million and $2.1 million as of December 30, 2013 and December 31, 2012, respectively. For leases where we are considered to be the owner of the construction project and receive tenant improvement allowances, we record these amounts received as a component of the deemed landlord financing liability. See Note 10.
Lease term is determined at lease inception and includes the initial term of the lease plus any renewal periods that are reasonably assured to occur. The lease term begins when we have the right to control the use of the property.
Additionally, certain of our operating leases contain clauses that provide additional contingent rent based on a percentage of sales greater than certain specified target amounts. We recognize contingent rent expense provided the achievement of that target is considered probable.
Advertising Costs
Advertising costs are expensed as incurred and are included in general and administrative and store operating expenses on the consolidated statement of operations. Advertising costs for the years ended December 30, 2013, December 31, 2012 and December 26, 2011 were $0.04 million, $0.01 million and $0.03 million, respectively.
Pre-opening Costs
Pre-opening costs primarily consist of new employee training, initial print materials, marketing, payroll expenses and rent incurred in connection with new restaurant openings and are expensed as incurred. For the years ended December 30, 2013, December 31, 2012 and December 26, 2011, pre-opening costs were $1.9 million, $0.9 million and $0.8 million, respectively.
Vacation
In the fourth quarter 2013, we changed our policy for employee vacation to a fiscal year plan that does not allow carryover of vacation days to the following year. Additionally, we no longer payout unused or available vacation days upon termination of employment, whether voluntary or involuntary. These changes in policy resulted in a one time $0.3 million reduction in operating expenses as a result of the reversal of our vacation accrual to $0.
Fair Value of Financial Instruments
The carrying amounts of our financial instruments, which include accounts receivable, accounts payable, and other accrued expenses, approximate their fair values due to their short maturities. The carrying amount of our long-term debt approximates its fair value due to the recent timing of our refinancing of this debt (see Note 7) and the variable component of the interest rate.
Income Taxes
We use the liability method of accounting for income taxes in accordance with Financial Accounting Standards Board ("FASB") ASC 740, Income Taxes. Under this method, a deferred tax asset or liability is recognized for the estimated future tax effects attributable to temporary differences between the financial statement basis and the tax basis of assets and liabilities as well as tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period of the change. We and our subsidiaries file a consolidated federal income tax return.
Significant judgment is required in evaluating our uncertain tax positions and determining our provision for income taxes. We assess the income tax position and record the liabilities for all years subject to examination based upon management's evaluation of the facts, circumstances, and information available at the reporting date.
Comprehensive Income (Loss)
Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive loss is the same as net loss for all periods presented. Therefore, a separate statement of comprehensive loss is not included in the accompanying consolidated financial statements.
Variable Interest Entities
In accordance with ASC 810, Consolidation, we apply the guidance related to variable interest entities ("VIE"), which defines the process for how an enterprise determines which party consolidates a VIE as primarily a qualitative analysis. The enterprise that consolidates the VIE (the primary beneficiary) is defined as the enterprise with (1) the power to direct activities of the VIE that most significantly affect the VIE's economic performance and (2) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE. We do not possess any ownership interests in franchise entities or other affiliates. The franchise agreements are designed to provide the franchisee with key decision-making ability to enable it to oversee its operations and to have a significant impact on the success of the franchise, while our decision-making rights are related to protecting our brand. Based upon our analysis of all the relevant facts and considerations of the franchise entities and other affiliates, we have concluded that these entities are not variable interest entities and they have not been consolidated as of the fiscal year ended December 30, 2013 or fiscal year ended December 31, 2012.
Recently Issued Accounting Standards
In July 2013, the FASB issued Accounting Standards Update ("ASU") No. 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists," to require that in certain cases, an unrecognized tax benefit, or portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward when such items exist in the same taxing jurisdiction. ASU 2013-11 is effective as of December 15, 2013 and the adoption of this standard had no significant impact on our consolidated financial position or results of operations.
In January 2013, we adopted ASU No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities." The adoption of ASU 2013-01 did not have a significant impact on our consolidated financial position or results of operations.